MILL CITY HOLDINGS, LLC ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

The Board of Directors of

Kinbane 2024-RPL 1 DAC

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

(the “Issuer”)

The Board of Directors of

Braunton Property Finance DAC

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

(“Braunton”)

The Board of Directors of

Hartland Property Finance DAC

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

(“Hartland”)

The Board of Directors of

Otterham Property Finance DAC

1-2 Victoria Buildings

Haddington Road

Dublin 4

Ireland

(“Otterham”, and together with Braunton and Hartland, the “Sellers”)

Morgan Stanley & Co. International plc

25 Cabot Square

Canary Wharf

London

E14 4QA

(the “Arranger” and “Lead Manager”)

and the other Managers (as defined in the Engagement Letter)

2 February 2024

Dear Sirs/Madams,

PROPOSED ISSUE BY KINBANE 2024-RPL 1 DAC OF RESIDENTIAL MORTGAGE-BACKED FLOATING RATE NOTES (the “Issue”)

We have performed the procedures enumerated below on certain reperforming loans (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Arranger, the Lead Manager, the Managers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Lead Manager and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Arranger, the Lead Manager and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2024 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Lead Manager and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.            Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file ‘Project Spring - Data Tape - 2023_07_31.xlsx’ (the “First Pool Run”) containing loan information for each of the 2,451 account numbers in the Loan Pool as at 31 July 2023 (the “Cut-off Date”) excluding loans with current balance of 0 and loans flagged as unsecured.

A random sample of 435 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Issuer then provided us with the data files ‘Project Spring_revised interest rates.xlsx’, ‘Borrowers & Properties SPRING (1).xlsx’, ‘Project Spring_Revised Braunton Restructure.xlsx’, ‘Spring.xlsx’, ‘Project Spring_SnowV Retail restructure.xlsx’, ‘Project Spring AUP_last 3 month collections.xlsx’, ‘Project Spring - Sample - 436 + 30 extras (MARS)’ and 'BOI Sample.xlsx’ containing further information for each loan in the Sample (together, with the First Pool Run, the “Sample Pool”) as at the Cut-off Date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 25 October 2023 to 4 December 2023.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

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Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.20 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the land registry, offer letter, valuation report, the primary system of record (the “System”), the system extract files ‘4.2.2_Project_Spring_list_ROIM_May_to_Jul_2023_updated.xlsx’, ‘Deloittes queries - 08.12.2023.xlsx’ and ‘SpringPaymentHistory_v4.xlsx’ (together, the “Collections Extract”) and ‘Outstanding Balance Workings_Deloitte.xlsx’ (the “Current Balance Extract”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1.	Borrower(s) Name

For each loan shown in the Sample Pool, we confirmed whether the borrower(s) name substantially agreed with that shown on the offer letter, or if the correct offer letter was not available to the System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower(s) name shown on the Sample Pool agreed to the offer letter, or if the correct offer letter was not available to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Property address

2.2.1.	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the offer letter, or if the correct offer letter was not available to the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the Sample Pool agreed to the offer letter, or if the correct offer letter was not available to the System, except for 1 case.

Deloitte Reference	Description of exception
259	Mismatch of property address between Sample Pool and offer letter/System

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.2.2.	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the valuation report, or if the correct valuation report was not available to the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address shown on the Sample Pool agreed to the valuation report, or if the correct valuation report was not available to the System, except for 1 case.

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Deloitte Reference	Description of exception
259	Mismatch of property address between Sample Pool and valuation report/System

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.3.	Occupancy Type

For each loan in the Sample Pool, we confirmed whether the occupancy type agreed with that shown on the System. We found that the occupancy type shown on the Sample Pool agreed to the System, except for 1 case.

Deloitte Reference	Description of exception
347	Sample Pool = Other; System = Owner-Occupied

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.4.	Property Type

For each loan in the Sample Pool, we confirmed whether the property type agreed with that shown on the System or the valuation report. We found that the property type shown on the Sample Pool agreed to the System or the valuation report, except for 3 cases.

Deloitte Reference	Description of exception
176	Property type not shown on System; Valuation report not available
242	Property type not shown on System; Valuation report not available
316	Property type not shown on System; Valuation report not available

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.5.	Valuation Amount

For each loan shown in the Sample Pool, we confirmed whether the valuation amount agreed with that shown on the valuation report, or if the correct valuation report was not available to the System. We found that the valuation amount shown on the Sample Pool agreed to the valuation report, or if the correct valuation report was not available to the System, except for 2 cases.

Deloitte Reference	Description of exception
79	Sample Pool = 300,000; System = 250,000
316	Sample Pool = 110,000; Valuation report = 300,000

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.6.	Valuation Date

For each loan shown in the Sample Pool, we confirmed whether the valuation date agreed with that shown on the valuation report, or if the correct valuation report was not available to the System, to within 6 months. We found that the valuation date shown on the Sample Pool agreed to the valuation report, or if the correct valuation report was not available to the System, to within 6 months, except for 2 cases.

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Deloitte Reference	Description of exception
176	Sample Pool = 19/07/2002; System = 04/02/2003
316	Sample Pool = 14/10/2003; Valuation report = 09/12/2005

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.7.	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the date of origination agreed to within 6 months with that shown on the offer letter, or where the correct offer letter was not available to the System. We found that the date of origination shown on the Sample Pool agreed to within 6 months to the offer letter, or where the correct offer letter was not available to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	Original Loan Balance

For each loan shown in the Sample Pool, we confirmed whether the original loan balance agreed to within €100 with that shown on the offer letter, or if the correct offer letter was not available to the System. We found that the original loan balance shown on the Sample Pool agreed to within €100 to the offer letter, or if the correct offer letter was not available to the System, except for 1 case.

Deloitte Reference	Description of exception
215	Sample Pool = No Data; System = €24,719; Offer letter not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.9.	Loan Currency

For each loan shown in the Sample Pool, we confirmed whether loan currency agreed with that shown on the offer letter, or if the correct offer letter was not available to the System. We found that the loan currency shown on the Sample Pool agreed to the offer letter, or if the correct offer letter was not available to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.	Repayment Method

For each loan in the Sample Pool, we confirmed whether the repayment method agreed with that shown on the System. We found that the repayment method shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Interest Rate Product

For each loan in the Sample Pool, we confirmed whether the interest rate product agreed with that shown on the System. We found that the interest rate product shown on the Sample Pool agreed to the System, except for 3 cases.

Deloitte Reference	Description of exception
123	Sample Pool = Fixed rate loan with compulsory future switch to floating; System = Fixed
329	Sample Pool = Fixed rate loan with compulsory future switch to floating; System = Fixed
337	Sample Pool = Fixed rate loan with compulsory future switch to floating; System = Fixed

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As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.12.	Maturity Date

For each loan shown in the Sample Pool, we confirmed whether the maturity date agreed with that shown on the System. We found that the maturity date shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Current Interest Rate

For each loan in the Sample Pool, we confirmed whether the current interest rate agreed with that shown on the System. We found that the current interest rate shown on the Sample Pool agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Current Balance

For each loan shown in the Sample Pool, we confirmed whether the current balance as at the Cut-off Date agreed with that shown on the System or the Current Balance Extract. We found that the current balance shown on the Sample Pool agreed to the System or the Current Balance Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Payment Due

For each loan in the Sample Pool, we confirmed whether the payment due agreed with that shown on the System. We found that the payment due shown on the Sample Pool agreed to the System, except for 2 cases.

Deloitte Reference	Description of exception
323	Sample Pool = blank; System = €477.65
432	Sample Pool = blank; System = €819.50

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.16.	Arrears Balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance as at Cut-off Date agreed, to within €50, with that shown on the System. We found that the arrears balance shown on the Sample Pool agreed, to within €50, to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.	Latest Restructure Type

For each loan shown in the Sample Pool, we confirmed whether the latest restructure type agreed with that shown on the System. We found that the latest restructure type shown on the Sample Pool agreed to the System, except for 4 cases.

Deloitte Reference	Description of exception
59	Sample Pool = blank; System = Moratorium
124	Sample Pool = blank; System = Reduced NMI
132	Sample Pool = Arrears Capitalisation; System = Reduced NMI
296	Sample Pool = blank; System = Term extension and rate reduction

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As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.18.	Latest Restructure Date

For each loan shown in the Sample Pool, we confirmed whether the latest restructure date agreed, to within 7 days, with that shown on the System. We found that the latest restructure date shown on the Sample Pool agreed, to within 7 days, to the System, except for 4 cases.

Deloitte Reference	Description of exception
59	Sample Pool = blank; System = 16/01/2021
124	Sample Pool = blank; System = 29/06/2021
132	Sample Pool = 22/09/2015; System = 09/08/2021
296	Sample Pool = blank; System = 05/05/2022

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.19.	Lien

For each loan in the Sample Pool, we confirmed whether Bank of Ireland, Pepper Ireland, KBC Mortgage Bank, ACC Bank and ICS Building Society held the first charge as shown on the Land Registry print. We found that Bank of Ireland, Pepper Ireland, KBC Mortgage Bank, ACC Bank and ICS Building Society held the first charge as shown on the Land Registry print, except for 4 cases.

Deloitte Reference	Description of exception
48	First charge held under a different property address
124	Land Registry print not available
197	Land Registry print not available, pending application/registration in progress
355	Land Registry print not available, pending application/registration in progress

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.20.	Last Three Total Collections Received

For each loan in the Sample Pool, we confirmed whether the total collections received in the three months prior to the Cut-off Date agreed to the Collections Extract. We found that the total collections received in the three months prior to the Cut-off Date agreed to the Collections Extract, except for 1 case.

Deloitte Reference	Description of exception
259	Sample Pool = 57,726; Collections Extract = 42,683.34

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

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3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 14 December 2023, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Lead Manager and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP

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